Principal Accountant Fees and Services (Tables)	12 Months Ended
Dec. 31, 2022
Principal Accountant Fees and Services
Schedule of fees for audit and other professional services

€ millions	2022			2021			2020
	KPMG AG	Foreign	Total	KPMG AG	Foreign	Total	KPMG AG	Foreign	Total
	(Germany)	KPMG Firms		(Germany)	KPMG Firms		(Germany)	KPMG Firms
Audit fees	4	10	14	3	8	12	3	9	12
Audit-related fees	3	7	10	2	5	7	0	1	2
Tax fees	0	0	0	0	0	0	0	0	0
All other fees	0	0	0	0	0	0	0	0	0
Total	7	17	24	6	13	19	3	10	14